Investments in associates and joint ventures - Joint venture under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in associates [Line Items]
Current assets	$ 648,619	$ 761,134
Non-current assets	3,458,655	3,456,087
Liabilities	1,139,074	1,187,656	$ 1,269,186
Shareholders' equity, reported	2,968,200	3,029,565	3,063,627	$ 3,047,213
Net loss from continued operations	(28,459)	(11,654)	$ 64,435
Joint ventures [member]
Disclosure of Investments in associates [Line Items]
Current assets	11,090	17,653
Non-current assets	100,106	107,175
Liabilities	88,608	101,575
Shareholders' equity, reported	22,588	23,253
Net loss from continued operations	$ (665)	$ (1,814)